TomorrowFunds
                        --------------------------------
                         R E T I R E M E N T T R U S T

                         A Lifecycle Retirement Program




                               Semi-Annual Report
                                 JUNE 30, 1999
                                  (Unaudited)


                       TOMORROW LONG-TERM RETIREMENT FUND

                      TOMORROW MEDIUM-TERM RETIREMENT FUND

                      TOMORROW SHORT-TERM RETIREMENT FUND

TOMORROW FUNDS RETIREMENT TRUST

TABLE OF CONTENTS

     Ten Largest Holdings ...............................................    1

     Schedules of Investments:

          Tomorrow Long-Term Retirement Fund ............................    2

          Tomorrow Medium-Term Retirement Fund ..........................    6

          Tomorrow Short-Term Retirement Fund ...........................   11

     Statements of Assets and Liabilities ...............................   14

     Statements of Operations ...........................................   15

     Statements of Changes in Net Assets ................................   16

     Notes to Financial Statements ......................................   17

     Financial Highlights ...............................................   22

TOMORROW FUNDS RETIREMENT TRUST

TEN LARGEST HOLDINGS AT JUNE 30, 1999 - (UNAUDITED)


                                                                  MARKET       PERCENT
LONG-TERM TOMORROW FUND                                           VALUE        OF FUND
--------------------------------------------------------------------------------------

UST-Note 6.125% Due 12/31/01 ................................   $   667,940       7.0%
BT EAFE Equity Index Fund ...................................       514,737       5.4%
UST-Note 6.125% Due 8/15/07 .................................       470,013       4.9%
International Business Machines Corp. .......................       168,025       1.8%
General Electric ............................................       166,675       1.7%
Microsoft Corp ..............................................       162,338       1.7%
Federal National Mortgage Association Disc. Note Due 7/20/99        159,590       1.7%
UST-Note 5.500% Due 5/15/09 .................................       156,299       1.6%
UST-Note 5.250% Due 11/15/28 ................................       155,122       1.6%
Intel Corp ..................................................       107,100       1.1%
                                                                -----------      -----
                                                                $ 2,727,839      28.5%
                                                                ===========      =====



MEDIUM-TERM TOMORROW FUND
--------------------------------------------------------------------------------------

UST-Note 6.125% Due 12/31/01 ................................   $ 1,882,376      10.6%
UST-Bond 5.500% Due 5/15/09 .................................     1,328,543       7.5%
BT EAFE Equity Index Fund ...................................       957,733       5.4%
Federal National Mortgage Association Disc. Note Due 7/20/99        807,922       4.5%
Federal National Mortgage Association Note 5.625% Due 5/14/04       368,243       2.1%
Federal National Mortgage Association Note 5.750% Due 2/15/08       286,827       1.6%
General Electric ............................................       279,675       1.6%
International Business Machines Corp ........................       271,425       1.5%
Microsoft Corp. .............................................       270,563       1.5%
Citigroup ...................................................       202,146       1.1%
                                                                -----------      -----
                                                                $ 6,655,453      37.4%
                                                                ===========      =====



SHORT-TERM TOMORROW FUND
--------------------------------------------------------------------------------------

UST-Bond 5.500% Due 5/15/09 .................................   $ 4,674,323      14.3%
Federal National Mortgage Association Disc. Note  Due 7/20/99     2,533,485       7.7%
UST-Note 6.125 Due 12/31/01 .................................     1,426,962       4.4%
UST-Note 6.500% Due 8/15/05 .................................     1,401,861       4.3%
Salomon Inc. 7.300%  Due 5/15/02 ............................       880,442       2.7%
Dresdner Funding Trust 144A 8.151% Due 6/30/31 ..............       574,726       1.8%
AT&T Corp. ..................................................       541,464       1.7%
Commercial Credit 8.250% Due 11/1/01 ........................       531,537       1.6%
Norwest Financial 5.375% Due 9/30/03 ........................       527,824       1.6%
Ford Motor Credit 6.570% Due 3/19/01 ........................       522,491       1.6%
                                                                -----------      -----
                                                                $13,615,115      41.7%
                                                                ===========      =====



*The composition of the largest securities in each portfolio is subject to change.


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)


  NUMBER
OF SHARES                          SECURITY                               VALUE
---------                          --------                               -----

                       TOMORROW LONG-TERM RETIREMENT FUND

                COMMON STOCKS (73.0%)
                BASIC MATERIALS (3.2%)
    850         AK Steel Holding Corp. .........................         $19,124
    425         Aptargroup Inc. ................................          12,750
  1,425         Belden Inc. ....................................          34,111
  1,350         Boise Cascade Group ............................          57,881
    550         Cambrex Corp. ..................................          14,438
    350        +Chesapeake Corp. ...............................          13,103
    400         Crane Co. ......................................          12,575
    500         Georgia Pacific ................................          12,625
    950         IMC Global Inc. ................................          16,744
  1,200         Intermet Corp. .................................          18,150
    375         Lilly Industries Inc. - Cl A ...................           6,961
    350         MacDermid Inc. .................................          16,275
    370         Nashua Corp. ...................................           3,654
    700         Pope & Talbot Inc. .............................           8,444
    180         Quanex Corp. ...................................           5,130
    550        +Ryerson Tull Inc. ..............................          12,409
  1,500        +Santa Fe Snyder Corp. ..........................          11,438
    550         Solutia, Inc. ..................................          11,722
    550         Tosco Corp. ....................................          14,266
     50         Unisource Worldwide Inc. .......................             603
                                                                      ----------
                                                                         302,403
                                                                      ----------

                CAPITAL GOODS (0.2%)
    135         Manitowoc Inc. .................................           5,619
    150         South Down Inc. ................................           9,638
                                                                      ----------
                                                                          15,257
                                                                      ----------

                COMMERCIAL SERVICES (2.4%)
    425         ABM Industries Inc. ............................          13,041
    200         Acxiom Corp. ...................................           4,988
    950        +Billing Information Concepts....................          10,628
    425         Firstmerit Corp. ...............................          11,927
  1,900        +Foodmaker Inc. .................................          53,913
    136         Halter Marine Group Inc. .......................             901
    640         Instituform Technologies - Cl A ................          13,840
    209        +Quintiles Transnational Corp. ..................           8,778
    400         Ryder Systems Inc. .............................          10,400
    500        +Snyder Communications Inc.......................          16,375
    500         Tidewater Inc. .................................          15,250
  1,630         True North Communications ......................          48,900
    750         Viad Corp. .....................................          23,203
                                                                      ----------
                                                                         232,144
                                                                      ----------

                COMMUNICATION (0.1%)
    225         TCA Cable TV Inc. ..............................          12,488
                                                                      ----------

                CONSUMER CYCLICALS (3.6%)
  1,500         Brunswick Corp. ................................          41,808
    270         Champion Enterprises Inc. ......................           5,029
    200        +Cintas Corp. ...................................          13,438
    270         Clarcor Inc. ...................................           5,181
    350        +Convergys Corp. ................................           6,738
  1,400         Ford Motor Co. .................................          79,013
    200         Harley Davidson Inc. ...........................          10,875
    180         Kellwood Co. ...................................           4,883
    600         Metris Companies Inc. ..........................          24,450
    180         Nautica Enterprises Inc. .......................           3,038
    475        +Ralcorp Holding Inc. ...........................           7,630
    270         Ryland Group Inc. ..............................           8,016
    850         Sara Lee Corp. .................................          19,284
  1,050         Shaw Industries Inc. ...........................          17,325
    350        +Smithfield Foods Inc. ..........................          11,703
    460         Southern Energy Homes ..........................           2,444
    300        +Suiza Foods C  .................................          12,563
    525         Toro Co. .......................................          20,672
    200         Wabash National Corp. ..........................           3,875
    400         Warnaco Group Cl A .............................          10,700
    550         Winnebago Industries ...........................          12,375
    500        +Xilinx Inc. ....................................          28,625
                                                                      ----------
                                                                         349,665
                                                                      ----------

                CONSUMER NON CYCLICALS (4.8%)
    425         Adolph Coors ...................................          21,037
    500         Anheuser - Busch Co. ...........................          35,469
    250         Coca Cola Co. ..................................          15,625
    300         Corning Inc. ...................................          21,038
    180         Dimon Inc. .....................................             934
    550        +Fortune Brands .................................          22,756
    500         General Mills Inc. .............................          40,188
    200         Libbey Inc. ....................................           5,800
    640         New England Business Service ...................          19,760
    800         Philip Morris Companies Inc. ...................          32,150
  1,050         Premark International ..........................          39,375
    600         Proctor & Gamble Co. ...........................          53,550
    950         Quaker Oats ....................................          63,056
  1,100         Reynolds & Reynolds ............................          25,644
    400         Richfood Holdings ..............................           7,050
  2,150         Supervalu Inc. .................................          55,228
      2         WLR Foods Inc. .................................              16
                                                                      ----------
                                                                         458,676
                                                                      ----------

                CONSUMER SERVICES (2.5%)
    375        +Allied Waste Inds Inc. .........................           7,405
    700         Arctic Cat Inc. ................................           6,256
    270         Carmike Cinemas Inc. Cl A ......................           4,303
    300        +Citrix Systems .................................          16,950
  1,950         Darden Restaurants Inc. ........................          42,534
    360         Devry Inc. .....................................           8,055
  1,000         Donnelley RR & Sons ............................          37,063
    550         Hilton Hotels Corp. ............................           7,803
  1,300        +Midway Games Inc. ..............................          16,819
    180         Rural/ Metro Corp. .............................           1,733
    375         Time Warner Inc. ...............................          27,563
  1,400         Wal-Mart Stores Inc. ...........................          67,550
                                                                      ----------
                                                                         244,034
                                                                      ----------


Page 2                  See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

  NUMBER
OF SHARES                          SECURITY                               VALUE
---------                          --------                               -----

                 TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

                ENERGY (3.4%)
    200         Barrett Resources Corp. ........................         $ 7,674
    900         Coastal Corp. ..................................          36,000
  1,100         Exxon Corp. ....................................          84,838
    250         Murphy Oil Corp. ...............................          12,203
    180         New Field Exploration Co. ......................           5,119
    920         Oceaneering International Inc. .................          14,835
    700         Questar Corp. ..................................          13,388
  1,550         Royal Dutch Petroleum ADR ......................          93,388
  1,250         Transocean Offshore Inc. .......................          32,813
  1,300        +Union Pacific Resources Group ..................          21,206
                                                                      ----------
                                                                         321,464
                                                                      ----------

                FINANCE (10.2%)
    425         A G Edwards Inc. ...............................          13,703
    575         AMBAC Inc. .....................................          32,847
    475         American International Group ...................          55,605
    200         Amresco Inc. ...................................           1,288
  1,987         AmSouth Bancorp ................................          46,074
    90          Astoria Financial Corp. ........................           3,954
    450         BankNorth Group Inc. ...........................          14,850
    300         Bear Stearns Cos. Inc. .........................          14,025
      8         BSB Bancorp Inc. ...............................             216
    100         Centura Banks Inc. .............................           5,638
  1,050         Chase Manhattan Corp. ..........................          90,956
  1,750         Citigroup Inc. .................................          83,125
    400         City National Corp. ............................          14,975
    650         Comerica Inc. ..................................          38,634
    475         Commercial Federal Corp. .......................           3,130
    725         Conseco Inc. ...................................          22,067
    200         Cullen/Frost Bankers Inc. ......................           5,513
    153        +Delphi Financial Group .........................           5,489
    650         Dime Bancorp Inc. ..............................          13,081
    250        +Equifax, Inc. ..................................           8,922
    750         Federal National Mortgage Association ..........          51,281
    335         Fidelity National Financial Inc. ...............           7,035
    200         Finova Group Inc. ..............................          10,525
    400         First American Financial .......................           7,150
    600         First Tennessee National Bank ..................          22,988
    600         Fleet Financial Group Inc. .....................          26,625
    100         Franchise Finance Corp. of America .............           2,200
     99          rontier Insurance Group Inc. ..................           1,522
    350         Hartford Financial Services Group ..............          20,409
    270         Hilb, Rogal & Hamilton Co. .....................           6,041
    900         Household International Inc. ...................          42,638
    350        +Hudson United Bancorp ..........................          10,719
    180         JSB Financial Inc. .............................           9,158
    575         Keycorp ........................................          18,472
    180         Keystone Financial Inc. ........................           5,321
    325         Legg Mason Inc. ................................          12,513
    270         MAF Bancorp ....................................           6,669
    525         Morgan Stanley Dean Witter .....................          53,813
    180         Mutual Risk Management .........................           6,008
    700         North Fork Bancorp .............................          14,919
    446         Old Kent Financial .............................          18,687
      2         One Valley Bancorp Inc. ........................              75
    150         The PMI Group Inc. .............................           9,422
    925         PNC Bank .......................................          53,303
    100         Radian Group Inc. ..............................           4,881
    500         Raymond James Financial ........................          11,969
    180         St. Paul Bancorp ...............................           4,590
    275         T. Rowe Price Associates Inc. ..................          10,553
    550        +Travelers Property Casualty Cl A ...............          21,519
    180         Trenwick Group Inc. ............................           4,438
    525        +UST Corp. ......................................          15,881
     90         US Trust Corp. .................................           8,325
                                                                      ----------
                                                                         973,741
                                                                      ----------

                HEALTH CARE (7.3%)
        1,100   Abbott Laboratories ............................          50,046
          270   Advanced Tissue Sciences Inc. ..................             878
          350   Alpharma Inc. Cl A .............................          12,447
          400  +AmeriSource Health Corp. .......................          10,200
          275  +Amgen Inc. .....................................          16,741
          225   Bard (CR) Inc. .................................          10,758
          300   Baxter International ...........................          18,188
          500   Bergen Brunswig Corp. ..........................           8,625
          400  +Biogen Inc. ....................................          25,725
        1,450   Bristol-Myers Squibb ...........................         102,134
          400   DENTSPLY International .........................          11,200
          200   Eli Lilly & Co. ................................          14,325
          200  +Express Scripts Inc. - Cl A ....................          12,038
          650  +Guidant Corp. ..................................          33,434
          198   Integrated Health Services Inc. ................           1,584
          500   Johnson & Johnson Co. ..........................          49,000
           90   Magellan Health Services Inc. ..................             900
          510  +Medimmune Inc. .................................          34,553
          180   Mentor Corp. ...................................           3,353
        1,200   Merck & Co. Inc. ...............................          88,800
          550   Mylan Labs .....................................          14,575
          180   Orthodontic Centers of America .................           2,543
          270   Owens & Minor Inc. .............................           2,970
          250  +PacifiCare Health Systems - Cl B ...............          17,984
          180   Respironics Inc. ...............................           2,723
          500  +Roberts Pharmaceuticals ........................          12,125
          180   Safeskin Corp. .................................           2,160
        1,275   Schering-Plough Corp. ..........................          67,575
          180   Sola International Inc. ........................           3,499
          250  +Visx Inc. ......................................          19,797
          625  +Wellpoint Health Networks ......................          53,047
                                                                      ----------
                                                                         703,927
                                                                      ----------

                       See notes to financial statements
                                                                          Page 3


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

  NUMBER
OF SHARES                          SECURITY                               VALUE
---------                          --------                               -----

                 TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)
                INDUSTRIAL (6.8%)
    730         Anixter International Inc. .....................         $13,320
    350         Applied Power Inc. .............................           9,559
    250         BF Goodrich Co. ................................          10,625
    950        +CDI Corp. ......................................          32,359
    450         Centurytel Inc. ................................          17,888
    700         Crompton & Knowles .............................          13,694
    350         Cummins Engine Inc. ............................          19,994
  1,300        +Cytec Industries Inc. ..........................          41,438
    425         du Pont E I De Nemours & Co. ...................          29,033
    225        +Dycom Industries ...............................          12,600
    150         Ferro Corp. ....................................           4,125
    550         Gencorp Inc. ...................................          13,888
  1,475         General Electric ...............................         166,675
    550         IMCO Reclycling Inc. ...........................           9,419
    525         Ingersoll Rand Co. .............................          33,928
  1,175         Johnson Controls ...............................          81,442
  1,250         Milacron Inc. ..................................          23,125
  1,160        +Morrison Knudson Co. ...........................          11,963
    325        +Novellus Systems Inc. ..........................          22,181
     90         SPS Technologies Inc. ..........................           3,375
    800        +USX - Marathon Group ...........................          26,050
    300        +Waters Corp. ...................................          15,938
    925         York International Corp. .......................          39,602
                                                                      ----------
                                                                         652,221
                                                                      ----------

                INDUSTRIAL SERVICES (0.1%)
    250        +Waste Management Inc. ..........................          13,438
                                                                      ----------

                REAL ESTATE INVESTMENT TRUST (0.6%)
    180         Federal Realty Investors Trust .................           4,126
    100         Felcor Lodging Trust ...........................           2,075
    225         General Growth Properties ......................           7,988
    675         Glenborough Realty .............................          11,813
    100         Health Care Property Investors .................           2,888
    200         Highwood Properties ............................           5,488
    100         Liberty Property Trust .........................           2,488
    100         Mack-Cali Realty Corp. .........................           3,094
    400         Smith Charles Residential ......................          13,575
    100         Storage USA ....................................           3,188
                                                                      ----------
                                                                          56,723
                                                                      ----------

                RETAIL (4.0%)
    500         Abercrombie and Fitch Co. ......................          24,000
    400         Best Buy Co. ...................................          27,000
    500         Casey's General Store ..........................           7,500
    550         Dayton Hudson Corp. ............................          35,750
  1,100         Dillards Inc - Cl A ............................          38,637
    650         Dress Barn Inc. ................................          10,400
    750        +Federated Department Store .....................          39,703
    350        +Footstar Inc. ..................................          13,016
    563         Gap, Inc. ......................................          28,336
    350        +The Men's Warehouse ............................           8,925
    825        +Office Max Inc. ................................           9,900
    360         Osh Kosh B'Gosh - Cl A .........................           7,605
    150        +Payless Shoesource .............................           8,025
  1,075         Pier 1 Imports Inc. ............................          12,094
  1,700         TJX Companies Inc. .............................          56,631
    950        +Toys R Us ......................................          19,653
    200         Williams Sonoma Inc. ...........................           6,963
    650        +Zale Corp. .....................................          26,000
                                                                      ----------
                                                                         380,138
                                                                      ----------

                TECHNOLOGY (14.2%)
          555   AAR Corp. ......................................          12,592
          350  +Adaptive Broadband Corp. .......................           7,656
          750   Adobe Systems Inc. .............................          61,617
          650  +Altera Corp. ...................................          23,928
          450  +American Management Systems ....................          14,428
        1,200  +Apple Computer Inc. ............................          55,575
          200   Aspect Telecommunications ......................           1,950
          400  +C-Cube Microsystems ............................          12,675
          600  +Ciber Inc. .....................................          11,475
          180   Cognex Corp. ...................................           5,681
          475   Computer Associates International Inc. .........          26,125
          675   Computer Task Group ............................          11,475
        1,725  +Compuware Corp. ................................          54,877
          225  +Comverse Technology ............................          16,988
          750  +Cypress Semiconductor ..........................          12,375
          800   Dallas Semiconductors ..........................          40,400
          375   Dialogic Corp. .................................          16,453
        1,800  +Filenet Corp. ..................................          20,588
          550  +Galileo International, Inc. ....................          29,391
          920   Geotek Communications Inc. .....................              24
        1,275   Gerber Scientific Inc. .........................          28,130
          250   Harris Corp. ...................................           9,797
          300   Honeywell Inc. .................................          34,763
        1,800   Intel Corp. ....................................         107,100
        1,300   International Business Machines Corp. ..........         168,025
          575   Intervoice Inc. ................................           8,302
          820   Kemet Corp. ....................................          18,809
        1,550  +Lexmark International Group - Cl A .............         102,397
          400  +LSI Logic Corp. ................................          18,450
        1,000   Lucent Technologies ............................          67,438
          500   Microchip Technology Inc. ......................          21,793
        1,800  +Microsoft Corp. ................................         162,338
          100   Precision Castparts Corp. ......................           4,250
          180   Read-Rite Corp. ................................           1,117
          180   S3 Inc. ........................................           1,637
          180   Sanmina Corp. ..................................          13,658
          325  +SCI Systems Inc. ...............................          15,438
          100  +Sterling Software Industry .....................           2,669



Page 4                   See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

  NUMBER
OF SHARES                          SECURITY                               VALUE
---------                          --------                               -----

                 TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

    375        +Sunguard Data System ...........................         $12,938
    200        +Synopsis Inc. ..................................          11,038
    325         Technitrol Inc. ................................          10,481
  1,206         United Technologies. ...........................          86,430
     90          Vantive Corp. .................................           1,029
    100        +Veritas Software Corp. .........................           9,494
    350        +Xircom. ........................................          10,522
                                                                      ----------
                                                                       1,364,316
                                                                      ----------

                TELECOMMUNICATIONS (5.5%)
    450         Ameritech Corp. ................................          33,075
  1,650         AT&T Corp. .....................................          92,091
  1,400         Bell Atlantic Corp. ............................          91,525
    750         BellSouth Corp. ................................          35,156
    700        +Cisco Systems. .................................          45,150
    200         GTech Holding Corp. ............................           4,713
    550         General Communication - Cl A ...................           3,738
    675        +MCI Worldcom Inc. ..............................          58,092
    550        +MediaOne Group Inc. ............................          40,906
    850        +Nextel Communications Inc. .....................          42,659
    750         US West Inc. ...................................          44,063
    625        +Voicestream Wireless Corp. .....................          17,773
    625        +Western Wireless Co. ...........................          16,875
                                                                      ----------
                                                                         525,816
                                                                      ----------

                TRANSPORTATION (1.3%)
    300         Airborne Freight Corp. .........................           8,306
    375        +Alaska Air Group ...............................          15,656
    225         Borg Warner Automotive .........................          12,375
    487         Comair Holdings Inc. ...........................          10,136
    550         Delta Air Lines ................................          31,694
    600         Mascotech Inc. .................................          10,162
    675         Meritor Automotive .............................          17,212
    200         Polaris Industries .............................           8,700
    750         Yellow Corp. ...................................          13,312
                                                                      ----------
                                                                         127,553
                                                                      ----------

                UTILITIES (2.8%)
  1,400         Allegheny Energy Inc. ..........................          44,886
    650         Conectiv, Inc. .................................          15,884
  1,275         Easterns Utilities .............................          37,134
    800         Energy East Corp. ..............................          20,800
    500         Florida Progress Co. ...........................          20,656
    800         FPL Group Inc. .................................          43,700
    500         GPU Inc. .......................................          21,094
    600         MCN Energy Group Inc. ..........................          12,450
    500        +MidAmerican Energy Holdings ....................          17,313
    700         Northwest Natural Gas Co. ......................          16,888
    200         Pinnacle West Capital ..........................           8,050
    300         Utilicorp United Inc. ..........................           7,294
                                                                      ----------
                                                                         266,149
                                                                      ----------



PRINCIPAL
 AMOUNT                            SECURITY                               VALUE
---------                          --------                               -----

                 TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)

                TOTAL COMMON STOCKS
                    (Cost $5,980,847) ..........................      $7,000,153
                                                                      ----------

                U.S. GOVERNMENT OBLIGATIONS (20.3%)
                U.S. TREASURY NOTES (17.1%)(20.3%)
$ 20,000        5.875% Due 7/31/99 .............................          20,015
  90,000        6.500% Due 5/31/01 .............................          91,575
 660,000        6.125% Due 12/31/01 ............................         667,940
  15,000        6.500% Due 8/15/05 .............................          15,462
 160,000        5.500% Due 5/15/09 .............................         156,299
 465,000        6.125% Due 8/15/07 .............................         470,013
 190,000        0.000% Due 5/15/17 .............................          61,575
 175,000        5.250% Due 11/15/28 ............................         155,122
                                                                      ----------
                                                                       1,638,001
                                                                      ----------

                U.S. GOVERNMENT AGENCY NOTES (3.2%)
 100,000        Federal National Mortgage Association
                    5.625% Due 5/14/04 .........................          96,906
  55,000        Federal National Mortgage Association
                    5.750% Due 2/15/08 .........................          52,585
 160,000        Federal National Mortgage Association
                    0.000% Due 7/20/99 .........................         159,590
                                                                      ----------
                                                                         309,081
                                                                      ----------

                TOTAL U.S. GOVERNMENT OBLIGATIONS
                    (Cost $2,003,159) ..........................       1,947,082
                                                                      ----------

                ASSET BACKED SECURITY (0.5%)
                    (Cost $47,375)
  45,000        MBNA Master Credit Card 6.450% Due 2/15/08 .....          44,887
                                                                      ----------

                OPEN END INVESTMENT COMPANY (5.4%)
                    (Cost $405,706)
  38,499        BT EAFE Equity Index Fund ......................         514,737
                                                                      ----------

                UNIT INVESTMENT TRUST (0.9%)
                    (Cost $64,473)
     669        Standard & Poor's Depositary Receipt ...........          91,653
                                                                      ----------

                TOTAL INVESTMENTS (100.1%)
                    (Cost $8,501,560) ..........................       9,598,512

                LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)             (8,089)
                                                                      ----------
                TOTAL NET ASSETS (100.0%)                             $9,590,423
                                                                      ==========

+ Non-income producing security.


                       See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)


 NUMBER
OF SHARES                          SECURITY                               VALUE
---------                          --------                               -----

                      TOMORROW MEDIUM-TERM RETIREMENT FUND

                COMMON STOCK (52.4%)
                BASIC MATERIALS (2.4%)
  1,450         AK Steel Holding Corp. .........................         $32,625
    200         Aptargroup Inc. ................................           6,000
  1,150         Belden Inc. ....................................          27,528
    200         BF Goodrich Co. ................................           8,500
    100         Birmingham Steel Co. ...........................             413
  2,225         Boise Cascade Corp. ............................          95,397
    275         Cambrex Corp. ..................................           7,219
    300        +Chesapeake Corp. ...............................          11,231
    400         Crane Co. ......................................          12,575
    900         Crompton & Knowles .............................          17,606
  1,650        +Cytec Industries Inc. ..........................          52,594
    800         du Pont E I De Nemours .........................          54,650
    550         Georgia-Pacific (Timber Group) .................          13,887
  1,750         IMC Global Inc. ................................          30,844
    575         Intermet Corp. .................................           8,697
    200         Lilly Industries ...............................           3,712
    150         MacDermid Inc. .................................           6,975
    400         Pope & Talbot Inc. .............................           4,825
    100         Quanex Corp. ...................................           2,850
    575        +Ryerson Tull Inc. ..............................          12,973
    650         Solutia, Inc. ..................................          13,853
    100         Unisource Worldwide Inc. .......................           1,206
                                                                      ----------
                                                                         426,160
                                                                      ----------

                CAPITAL GOODS (0.4%)
    300         AAR Corp. ......................................           6,806
    175         Applied Power Inc. .............................           4,779
    150         Champion Enterprise ............................           2,794
     75         Manitowoc Inc. .................................           3,122
    550        +Morrison Knudsen Co. ...........................           5,672
    200         Precision Castparts ............................           8,500
    100         Ryland Group Inc. ..............................           2,969
    200         South Down Inc. ................................          12,850
    250         Toro Co. .......................................           9,843
    300         Winnebago Industries ...........................           6,750
                                                                      ----------
                                                                          64,085
                                                                      ----------

                COMMERCIAL SERVICES (0.9%)
    200         ABM Inds Inc. ..................................           6,138
    450        +Billing Concepts Corp. .........................           5,034
     75         Halter Marine Group ............................             497
    300         Insituform Technology ..........................           6,487
    116        +Quintiles Transnational Corp. ..................           4,872
  1,000         Ryder Systems ..................................          26,000
    575        +Snyder Communications ..........................          18,831
    600         Tidewater Inc. .................................          18,300
  1,100         True North Communications ......................          33,000
  1,200         Viad Corp. .....................................          37,125
                                                                      ----------
                                                                         156,284
                                                                      ----------

                COMMUNICATIONS (0.5%)
    450         Centurytel Inc. ................................          17,887
    300         TCA Cable TV Inc. ..............................          16,650
    625         Time Warner Inc. ...............................          45,937
                                                                      ----------
                                                                          80,474
                                                                      ----------

                CONSUMER CYCLICALS (2.0%)
    325         Arctic Cat Inc. ................................           2,903
    275         Borg Warner Automotive .........................          15,125
  2,400         Brunswick Corp. ................................          66,900
    150         Clarcor Inc. ...................................           2,878
  2,850         Ford Motor Company .............................         160,847
    200         Harley Davidson Inc. ...........................          10,875
    100         Kellwood Company ...............................           2,713
    300         Mascotech Inc. .................................           5,081
    650         Meritor Automotive .............................          16,575
    100         Nautica Enterprises Inc. .......................           1,688
    200         Osh Kosh B'Gosh Cl A ...........................           4,225
    100         Polaris Industries .............................           4,350
  1,450         Sara Lee Corp. .................................          32,897
  1,275        +Shaw Industries Inc. ...........................          21,038
    250         Southern Energy Home ...........................           1,328
    100         Wabash National Corp. ..........................           1,938
    500         Warnaco Group Cl A .............................          13,375
                                                                      ----------
                                                                         364,736
                                                                      ----------

                CONSUMER NON CYCLICALS (3.4%)
    500         Adolph Coors ...................................          24,747
    850         Anheuser-Busch Co. .............................          60,297
    250        +Cintas Corp. ...................................          16,797
    500         Coca Cola Co. ..................................          31,250
    100         Dimon Inc. .....................................             519
    900        +Fortune Brands .................................          37,238
     48         General Cigar Holdings .........................             375
    800         General Mills Inc. .............................          64,300
    100         Libbey Inc. ....................................           2,900
    300         New England Business Service ...................           9,263
  1,600         Philip Morris Cos Inc. .........................          64,300
  1,350         Premark International ..........................          50,625
    975         Proctor & Gamble Co. ...........................          87,019
  1,500         Quaker Oats ....................................          99,563
    225        +Ralcorp Holding Inc. ...........................           3,614
  1,150         Reynolds & Reynolds Cl A .......................          26,809
    200         Richfood Holdings ..............................           3,525
    175        +Smithfield Foods Inc. ..........................           5,852
    300        +Suiza Foods Corp. ..............................          12,563
                                                                      ----------
                                                                         601,556
                                                                      ----------

                CONSUMER SERVICE (1.4%)
    450        +Allied Waste Industries Inc. ...................           8,887
    100         Carmike Cinemas Inc. ...........................           1,594
    675        +CDI Corp. ......................................          22,992



Page 6                       See notes to financial statements


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

 NUMBER
OF SHARES                          SECURITY                               VALUE
---------                          --------                               -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)


  3,100         Darden Restaurants .............................         $67,619
    200         Devry Inc. .....................................           4,475
  1,600         Donnelley RR & Sons ............................          59,300
  2,600        +Foodmaker Inc. .................................          73,775
    700         Hilton Hotels Corp. ............................           9,931
    275         IMCO Recycling, Inc. ...........................           4,709
    100         Rural/Metro Corp. ..............................             963
                                                                      ----------
                                                                         254,245
                                                                      ----------

                ENERGY (3.0%)
    100         Barrett Resources Corp. ........................           3,836
  1,550         Coastal Corp. ..................................          62,000
  1,850         Exxon Corp. ....................................         142,681
    250         Murphy Oil Corp. ...............................          12,203
    100         New Field Exploration Co. ......................           2,844
    500         Oceaneering International Inc. .................           8,063
    500         Questar Corp. ..................................           9,563
  2,550         Royal Dutch Petroleum ADR. .....................         153,638
    650         Tosco Corp. ....................................          16,859
  1,850         Transocean Offshore ............................          48,563
  2,150        +Union Pacific Resources Group ..................          35,072
  1,350        +USX - Marathon Group ...........................          43,959
                                                                      ----------
                                                                         539,281
                                                                      ----------

                FINANCE (7.9%)
    400         A G Edwards Inc. ...............................          12,900
    900         AMBAC Inc. .....................................          51,413
    800         American International Group ...................          93,650
    100         Amresco Inc. ...................................             644
  3,225         AmSouth Bancorporation .........................          74,780
  1,550         BankBoston Corp. ...............................          79,244
    200         BankNorth Group Inc. ...........................           6,600
    300         Bear Stearns Cos ...............................          14,025
     50         Centura Banks Inc. .............................           2,814
  1,750         Chase Manhattan Corp. ..........................         151,594
  2,900         Citigroup Inc. .................................         137,750
    600         City National Corp. ............................          22,463
    900         Comerica Inc. ..................................          53,494
     75         Commercial Federal Corp. .......................           1,739
  1,100         Conseco Inc. ...................................          33,481
    100         Cullen/Frost Bankers Inc. ......................           2,756
     76        +Delphi Financial Group .........................           2,727
    750         Dime Bancorp Inc. ..............................          15,094
    250        +Equifax, Inc. ..................................           8,922
  1,425         Federal National Mortgage Association ..........          97,434
    181         Fidelity National Financial Inc. ...............           3,801
    100         Finova Group Inc. ..............................           5,263
    200         First American Financial Corp. .................           3,575
    700         First Tennessee National .......................          26,819
    200         FirstMerit Corp. ...............................           5,613
  1,000         Fleet Financial Group ..........................          44,375
    100         Franchise Finance Corp. of America .............           2,200
     55         Frontier Insurance .............................             845
    575         Hartford Financial Services Group ..............          33,530
    150         Hilb, Rogal, and Hamilton Co. ..................           3,356
  1,350         Household International Inc. ...................          63,956
    175        +Hudson United Bancorp. .........................           5,359
    100         JSB Financial Corp. ............................           5,088
  1,050         Keycorp New ....................................          33,731
    100         Keystone Financial Inc. ........................           2,956
    132         Legg Mason Inc. ................................           5,082
    250         MAF BanCorp. ...................................           6,063
    300         Metris Cos. ....................................          12,225
    975         Morgan Stanley Dean Witter .....................          99,938
     75         Mutual Risk Management .........................           2,503
    900         North Fork Bancorporation ......................          19,181
    368         Old Kent Financial .............................          15,389
    200         The PMI Group Inc. .............................          12,563
  1,200         PNC Bank .......................................          69,150
     50        +Radian Group ...................................           2,441
    225         Raymond James Financial ........................           5,386
    100         St Paul BanCorp. ...............................           2,550
    850        +Travelers Property Casualty Cl A ...............          33,256
    100         Trenwick Group Inc. ............................           2,466
    200         T. Rowe Price Associates Inc. ..................           7,675
    250         UST Corp. ......................................           7,563
     50         US Trust Corp. .................................           4,625
                                                                      ----------
                                                                       1,412,047
                                                                      ----------

                HEALTH CARE (5.5%)
  2,500         Abbott Laboratories ............................         113,750
    175         Alpharma Inc. Cl A .............................           6,223
    400        +Amerisource Health .............................          10,200
    450        +Amgen Inc. .....................................          27,394
    275         Bard (CR) Inc. .................................          13,148
    550         Baxter International ...........................          33,344
    700         Bergen Brunswig Corp. ..........................          12,075
    400        +Biogen Inc. ....................................          25,725
  2,250         Bristol-Myers Squibb ...........................         158,484
    550         DENTSPLY International .........................          15,400
    700         Eli Lilly & Co. ................................          50,137
    100        +Express Scripts Inc. Cl A ......................           6,019
    550        +Guidant Corp. ..................................          28,290
    108         Integrated Health Services Inc. ................             864
    825         Johnson & Johnson ..............................          80,850
     50         Magellan Health Services Inc. ..................             500
    325        +Medimmune Inc. .................................          22,019
    100         Mentor Corp. ...................................           1,862
  2,400         Merck & Co. Inc. ...............................         177,600
    650         Mylan Labs .....................................          17,225
    100         Orthodontic Centers of America .................           1,412


                        See notes to financial statements                 Page 7


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

 NUMBER
OF SHARES                          SECURITY                               VALUE
---------                          --------                               -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

    150         Owens & Minor Inc. .............................          $1,650
    200        +Pacificare Health Service ......................          14,387
    100         Respironics Inc. ...............................           1,512
    225        +Roberts Pharmaceuticals ........................           5,456
    100         Safeskin Corp. .................................           1,200
  1,100         Schering-Plough Corp. ..........................          58,300
    100         Sola International Inc. ........................           1,944
    100        +Visx Inc. ......................................           7,919
  1,100        +Wellpoint Health Networks ......................          93,363
                                                                      ----------
                                                                         988,252
                                                                      ----------

                INDUSTRIAL (3.1%)
    750         Gencorp Inc. ...................................          18,936
  2,475         General Electric ...............................         279,675
    875         Ingersoll Rand Co. .............................          56,547
  1,250         Johnson Controls ...............................          86,640
  1,900         Milacron Inc. ..................................          35,150
     50         SPS Technologies Inc. ..........................           1,875
    300        +Waters Corp. ...................................          15,938
  1,400         York International Corp. .......................          59,937
                                                                      ----------
                                                                         554,698
                                                                      ----------

                INDUSTRIAL SERVICE (0.1%)
    425        +Waste Management ...............................          22,844
                                                                      ----------


                REAL ESTATE INVESTMENT TRUST
                (REIT) (0.2%) ..................................
    100         Federal Realty Investment Trust ................           2,294
    100         Felcor Lodging Trust Inc. REIT .................           2,075
    100         General Growth Properties ......................           3,550
    150         Glenborough Realty Trust Inc. ..................           2,625
    100         Health Care Property Investors .................           2,887
    100         Highwood Properties Inc. .......................           2,744
    100         Indymac Mortgage Holdings ......................           1,600
    100         Liberty Property Trust .........................           2,487
    100         Mack-Cali Realty Corp. .........................           3,093
    200         Smith Charles Residential ......................           6,787
    100         Storage USA ....................................           3,187
                                                                      ----------
                                                                          33,329
                                                                      ----------

                RETAIL (3.5%)
    500         Abercrombie & Fitch ............................          24,000
    400        +Best Buy Co. ...................................          27,000
    250         Caseys General Store ...........................           3,750
    200         Cash America International .....................           2,575
    900         Dayton Hudson Corp. ............................          58,500
  1,675         Dillards International - Cl A ..................          58,834
    350         Dress Barn Inc. ................................           5,600
    175        +Footstar Inc. ..................................           6,508
  1,463         Gap, Inc. ......................................          73,673
    175        +The Men's Wearhouse ............................           4,463
    925        +Office Max Inc. ................................          11,100
    175        +Payless Shoesource .............................           9,362
    500         Pier 1 Imports Inc. ............................           5,625
  3,250         Supervalu Inc. .................................          83,484
  1,800         TJX Cos Inc. ...................................          59,962
  2,350        +Toys R Us ......................................          48,616
  2,300         Wal-Mart Stores Inc. ...........................         110,975
    100         Williams Sonoma ................................           3,481
    475        +Zale Corp. .....................................          19,000
                                                                      ----------
                                                                         616,508
                                                                      ----------

                TECHNOLOGY (11.5%)
    100         Acxiom Corp. ...................................           2,492
    300        +Adaptive Broadband .............................           6,563
    700         Adobe Systems Inc. .............................          57,509
    500        +Altera Corp. ...................................          18,406
    800        +American Management Systems ....................           6,413
    400         Anixter International ..........................           7,300
  1,925        +Apple Computer Inc. ............................          89,152
    100         Aspect Telecommunications ......................             975
    150        +C-Cube Microsystems ............................           4,753
    275        +Ciber Inc. .....................................           5,259
  1,300        +Cisco Systems ..................................          83,850
    200        +Citrix System ..................................          11,300
    100         Cognex Corp. ...................................           3,156
    775         Computer Associates International Inc. .........          42,625
    325         Computer Task Group ............................           5,525
  3,200        +Compuware Corp. ................................         101,800
    262        +Comverse Technology ............................          19,781
    475         Corning Inc. ...................................          33,309
  1,000        +Cypress Semiconductor ..........................          16,500
    750         Dallas Semiconductors ..........................          37,875
    175         Dialogic Corp. .................................           7,678
    425        +Filenet Corp. ..................................           4,861
  1,150        +Galileo International, Inc. ....................          61,453
    500         Geotek Communication ...........................              13
    650         Gerber Scientific Inc. .........................          14,341
    350         GTECH Holding Corp. ............................           8,247
    300         Harris Corp. ...................................          11,756
    550         Honeywell Inc. .................................          63,731
  3,000         Intel Corp. ....................................         178,500
  2,100         International Business Machines Corp. ..........         271,425
    275        +Intervoice Inc. ................................           3,970
    450         Kemet Corp. ....................................          10,322
    675        +LSI Logic Corp. ................................          31,134
  2,200        +Lexmark Holdings Cl A ..........................         145,338
  1,675         Lucent Technologies ............................         112,958
  3,000        +Microsoft Corp. ................................         270,563
    200         Microchip Technology Inc. ......................           9,475
    600        +Midway Games Inc. ..............................           7,763



Page 8                       See notes to financial statements


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

 NUMBER
OF SHARES                          SECURITY                               VALUE
---------                          --------                               -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

    300         Nashua Corp. ...................................          $2,962
    150        +Novellus Systems Inc. ..........................          10,237
    100         Read - Rite Corp. ..............................             620
    375        +SCI Systems ....................................          17,812
    550        +S3 Incorporated ................................           5,002
    100         Sanmina Corp. ..................................           7,587
    425        +Sterling Software Inc. .........................          11,342
    325        +Sungard Data System ............................          11,212
    200        +Synopsys Inc. ..................................          11,037
    150         Technitrol Inc. ................................           4,838
  2,067         United Technologies ............................         148,175
     50         Vantive Corp. ..................................             572
    150        +Veritas Software ...............................          14,241
    550        +Xilinx Inc. ....................................          31,488
    175        +Xircom .........................................           5,261
                                                                      ----------
                                                                       2,050,457
                                                                      ----------

                TELECOMMUNICATIONS (4.2%)
  1,050         Ameritech Corp. ................................          77,175
  1,800         AT & T Corp. ...................................         100,463
  2,050         Bell Atlantic Corp. ............................         134,019
  1,000         BellSouth Corp. ................................          46,875
    300         General Communication ..........................           2,039
  1,575         GTE Corporation ................................         119,306
  1,125        +MCI Worldcom Inc. ..............................          96,820
  1,300        +MediaOne Group Inc. ............................          96,687
  1,050         US West Inc. ...................................          61,687
    300         Voicestream Wireless ...........................           8,531
    300        +Western Wireless Corp. .........................           8,100
                                                                      ----------
                                                                         751,702
                                                                      ----------

                TRANSPORTATION (0.5%)
    200         Airborne Freight Corp. .........................           5,537
    425        +Alaska Air Group ...............................          17,744
    262         Comair Holdings Inc. ...........................           5,453
  1,050         Delta Air Lines, Inc. ..........................          60,506
    400         Yellow Corp. ...................................           7,100
                                                                      ----------
                                                                          96,340
                                                                      ----------

                UTILITIES (1.9%)
  3,100         Allegheny Energy Inc. ..........................          99,393
    700         Connectiv Inc. .................................          17,106
    300         DTE Energy Co. .................................          12,000
    625         Easterns Utilities .............................          18,203
    700         Energy East Corp. ..............................          18,200
    550         Florida Progress Co. ...........................          22,722
  1,000         FPL Group Inc. .................................          54,625
    550         GPU Inc. .......................................          23,203
    900         MCN Energy Group Inc. ..........................          18,675
    100        +Midamerican Energy .............................           3,462
    350         Northwest Natural Gas Co. ......................           8,444
    450         Pinnacle West Capital ..........................          18,112
    700         Santa Fe Snyder Corp. ..........................           5,337
    600         Utilicorp United Inc. ..........................          14,588
                                                                      ----------
                                                                         334,070
                                                                      ----------

                TOTAL COMMON STOCKS
                    (Cost $7,989,323) ..........................       9,347,068
                                                                      ----------

                OPEN END INVESTMENT COMPANY (5.4%)
                    (Cost $730,810)
 71,633         BT EAFE Equity Index Fund ......................         957,733
                                                                      ----------

                UNIT INVESTMENT TRUST (0.1%)
                    (Cost $15,805)
    164         Standard & Poors Depositary Receipt ............          22,468
                                                                      ----------

PRINCIPAL
AMOUNT
------

                U.S. GOVERNMENT OBLIGATIONS (30.8%)
                U.S. TREASURY BOND (0.1%)
$125,000        Zero Coupon Due 5/15/17 ........................          19,445
                                                                      ----------

                U.S. TREASURY NOTES (21.8%)
  120,000       4.750% Due 11/15/08 ............................         110,194
   40,000       5.250% Due 8/15/03 .............................          39,319
  125,000       5.250% Due 11/15/28 ............................         115,233
1,360,000       5.500% Due 5/15/09 .............................       1,328,543
  200,000       5.625% Due 5/15/08 .............................         195,906
1,860,000       6.125% Due 12/31/01 ............................       1,882,376
  105,000       6.500% Due 5/31/01 .............................         106,838
  100,000       6.500% Due 8/15/05 .............................         103,078
                                                                      ----------
                                                                       3,881,487
                                                                      ----------

                FEDERAL AGENCY AND GOVERNMENT (8.9%)
210,000         Federal National Mortgage Association
                    0.000% Due 7/20/99 .........................         807,922
380,000         Federal National Mortgage Association
                    5.625% Due 5/14/04 .........................         368,243
300,000         Federal National Mortgage Association
                    5.750% Due 2/15/08 .........................         286,827
135,000         Federal National Mortgage Association
                    6.500% Due 4/29/09 .........................         130,549
                                                                      ----------
                                                                       1,593,541
                                                                      ----------

                TOTAL U.S. GOVERNMENT OBLIGATIONS
                    (Cost $5,567,882) ..........................       5,494,473
                                                                      ----------

                CORPORATE DEBENTURES (13.1%)
                BANKS (1.1%)
200,000         Dresdner Funding Trust 144A
                    8.151% Due 6/30/31 (A) .....................         191,575
                                                                      ----------

                       See notes to financial statements                  Page 9


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

PRINCIPAL
  AMOUNT                           SECURITY                               VALUE
---------                          --------                               -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

                FINANCE (7.2%)
$150,000        American General Finance 5.750% Due 11/1/03 ....        $145,350
 200,000        Citicorp 7.250% Due 9/1/08 .....................         202,146
 110,000        Fidelity Investment 144A 7.570% Due 6/15/29 (A)          109,514
 200,000        GMAC Medium Term Note 5.375% Due 9/30/02 .......         193,514
 140,000        Merrill Lynch & Co. 5.870% Due 11/15/01 ........         138,769
 150,000        Merrill Lynch & Co. 6.875% Due 11/15/18 ........         140,486
 200,000        Morgan Stanley Dean Witter 5.940% Due 2/28/00 ..         200,106
 150,000        Salomon Inc. 7.300% Due 5/15/02 ................         153,566
                                                                      ----------
                                                                       1,283,451
                                                                      ----------

                INDUSTRIAL (4.8%)
 210,000        AT & T Corp. 6.500% Due 3/15/29 ................         189,513
 170,000        Dillards Inc. 6.310% Due 8/1/02 ................         168,477
 160,000        Embotelladora Andina 7.875% Due 10/1/2097 ......         121,146
 100,000        Enersis SA 7.4% 7.400% Due 12/1/16 .............          85,937
 185,000        Laidlaw Inc. 7.650% Due 5/15/06 ................         180,210
 150,000        Murphy Oil Corp. 7.050% Due 5/1/29 .............         106,838
                                                                      ----------
                                                                         852,121
                                                                      ----------

                TOTAL CORPORATE DEBENTURES
                    (Cost $2,186,337) ..........................       2,327,147
                                                                      ----------

                ASSET BACKED SECURITIES (0.9%)
                    (Cost $163,180)
 155,000        MBNA Master Credit Card 6.450% Due 2/15/08 .....         154,630
                                                                      ----------

                TOTAL INVESTMENTS (102.7%)
                    (Cost $16,653,337) .........................      18,303,519

                LIABILITIES IN EXCESS OF OTHER ASSETS (-2.7%) ..        (477,587)
                                                                      ----------

                TOTAL ASSETS (100.0%) ..........................     $17,825,932
                                                                     ===========

+   Non-income producing security.
(A) SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers.

NUMBER
OF SHARES                          SECURITY                               VALUE
---------                          --------                               -----

                       TOMORROW SHORT-TERM RETIREMENT FUND

                COMMON STOCKS (33.1%)
                BASIC MATERIALS (1.3%)
  2,050        +AK Steel Holding Corp. .........................         $46,125
  3,450         Boise Cascade Corp. ............................         147,919
  2,350        +Cytec Industries Inc. ..........................          74,906
  1,300         du Pont E I de Nemours & Co. ...................          88,806
  3,450         IMC Global Inc. ................................          60,806
                                                                      ----------
                                                                         418,562
                                                                      ----------

                COMMERCIAL SERVICES (0.2%)
  2,550         Viad Corp. .....................................          78,891
                                                                      ----------

                CONSUMER CYCLICALS (1.0%)
  2,800         Brunswick Corp. ................................          78,050
  3,550         Ford Motor Co. .................................         200,353
  2,300         Sara Lee .......................................          52,181
                                                                      ----------
                                                                         330,584
                                                                      ----------

                CONSUMER NON CYCLICALS (2.3%)
  1,200         Anheuser-Busch Cos. Inc. .......................          85,125
  1,250         Coca Cola Co. ..................................          78,125
  1,300        +Fortune Brands .................................          53,787
  1,650         General Mills Inc. .............................         132,619
  2,400         Philip Morris Cos. Inc. ........................          96,450
  1,950         Premark International ..........................          73,125
  1,450         Proctor & Gamble Co. ...........................         129,412
  1,700         Quaker Oats ....................................         112,838
                                                                      ----------
                                                                         761,481
                                                                      ----------

                CONSUMER SERVICES (0.8%)
  4,050         Darden Restaurants Inc. ........................          88,341
  1,900         Donnelley RR & Sons ............................          70,420
  3,100         Foodmaker Inc. .................................          87,963
                                                                      ----------
                                                                         246,724
                                                                      ----------

                ENERGY (1.8%)
  2,650         Exxon Corp. ....................................         204,381
  3,650         Royal Dutch Petroleum ADR ......................         219,913
  1,800         Transocean Offshore ............................          47,250
  3,100        +Union Pacific Resources Group. .................          50,569
  2,150        +USX - Marathon Group New .......................          70,009
                                                                      ----------
                                                                         592,122
                                                                      ----------

                FINANCE (5.0%)
  1,150         AMBAC Inc. .....................................          65,694
    450         American General Corp. .........................          33,919
  1,200         American International Group ...................         140,475
  2,600         BankBoston Corp. ...............................         132,925
  2,900         Chase Manhattan Corp. ..........................         251,213
  4,150         Citigroup Inc. .................................         197,125



Page 10

                       See notes to financial statements


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

NUMBER
OF SHARES                           SECURITY                               VALUE
---------                          --------                               -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)

  1,000         Comerica Inc. ..................................         $59,438
  2,000         Federal National Mortgage Association ..........         136,750
  1,650         Fleet Financial Group Inc. .....................          73,219
    950         Hartford Financial Services Group ..............          55,397
  2,100         Household International Inc. ...................          99,488
  1,500         Keycorp ........................................          48,188
  1,500         Morgan St Dean Witter & Co. ....................         153,750
  2,500         PNC Bank .......................................         144,063
  1,250        +Travelers Property Casualty Cl A ...............          48,906
                                                                      ----------
                                                                       1,640,550
                                                                      ----------

                HEALTH CARE (3.6%)
  3,250         Abbott Laboratories ............................         147,875
    800         Baxter International ...........................          48,500
  3,500         Bristol-Myers Squibb Co. .......................         246,531
  1,150         Eli Lilly & Co. ................................          82,369
  1,050         Guidant Corp. ..................................          54,009
  1,350         Johnson & Johnson Co. ..........................         132,300
  2,350         Merck & Co. Inc. ...............................         173,900
    950        +Pacificare Health Source .......................          68,341
  4,500         Schering-Plough Corp. ..........................         238,500
                                                                      ----------
                                                                       1,192,325
                                                                      ----------

                INDUSTRIAL (2.6%)
    900         Cummins Engine Inc. ............................          51,412
  3,750         General Electric ...............................         423,750
  1,400         Ingersoll Rand Co. .............................          90,475
  1,750         Johnson Controls ...............................         121,297
    850        +Litton Industries ..............................          60,987
  2,350         Milacron Inc. ..................................          43,475
  1,250         York International .............................          53,516
                                                                      ----------
                                                                         844,912
                                                                      ----------

                RETAIL (2.2%)
    500         Dayton Hudson Corp. ............................          32,500
  1,100         Dillards International - Cl A ..................          38,638
  1,850        +Federated Department Stores ....................          97,934
  2,050         Gap Inc. .......................................         103,269
  1,650         Home Depot Inc. ................................         106,322
  3,650         Supervalu Inc. .................................          93,759
  3,400        +Toys R Us ......................................          70,337
  3,350         Wal-Mart Stores Inc. ...........................         161,637
                                                                      ----------
                                                                         704,396
                                                                      ----------

                TECHNOLOGY (7.4%)
  1,600         Adobe Systems                                            131,450
  2,350        +Apple Computer Inc.                                      108,834
  2,150        +Cisco Systems                                            138,675
  1,200         Computer Associates International Inc.                    66,000
  3,450        +Compuware Corp.                                          109,753
    750         Corning Inc.                                              52,594
  1,650        +Galileo International, Inc.                               88,172
    600         Honeywell Inc.                                            69,525
  4,700         Intel Corp.                                              279,650
  3,200         International Business Machines Corp.                    413,600
  1,050        +LSI Logic Corp.                                           48,431
  2,900        +Lexmark Holdings Cl A                                    191,581
  2,650         Lucent Technologies                                      178,709
  4,350        +Microsoft Corp.                                          392,316
  2,250         United Technologies                                      161,297
                                                                      ----------
                                                                       2,430,587
                                                                      ----------

                TELECOMMUNICATION (3.6%)
  5,050         AT&T Corp. .....................................         281,853
  1,650         Ameritech Corp. ................................         121,275
  3,100         Bell Atlantic Corp. ............................         202,662
  1,900         Bellsouth Corp. ................................          89,062
  1,850         MCI Worldcom Inc. ..............................         159,216
  1,600        +MediaOne Group Inc. ............................         119,000
  1,500        +Nextel Communications Inc. .....................          75,281
    800         Time Warner Inc. ...............................          58,800
  1,050         US West Inc. ...................................          61,687
                                                                      ----------
                                                                       1,168,836
                                                                      ----------

                TRANSPORTATION (0.3%)
  1,750         Delta Air Lines Inc. ...........................         100,844
                                                                      ----------

                UTILITY (1.0%)
  1,950         Coastal Corp.                                             78,000
  2,350         Constellation Energy Group                                69,619
  3,300         FPL Group Inc.                                           180,262
                                                                      ----------
                                                                         327,881
                                                                      ----------

                TOTAL COMMON STOCK
                    (Cost $9,045,506) ..........................      10,838,695
                                                                      ----------


PRINCIPAL
AMOUNT
------

                U.S. GOVERNMENT OBLIGATIONS AND
                    AGENCY NOTES (30.7%)
                U.S. TREASURY BOND (0.2%)
$210,000        Zero Coupon Due 5/15/17 ........................          68,057
                                                                      ----------

                U.S. TREASURY NOTES (26.4%)
 520,000        5.250% Due 8/15/03 .............................         511,144
4,785,000       5.500% Due 5/15/09 .............................       4,674,323



                                                                         Page 11


                       See notes to financial statements


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

PRINCIPAL
AMOUNT                             SECURITY                               VALUE
---------                          --------                               -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)

$ 465,000       5.625% Due 5/15/08 .............................      $  455,482
1,410,000       6.125% Due 12/31/01 ............................       1,426,962
  160,000       6.125% Due 8/15/07 .............................         161,725
1,360,000       6.500% Due 8/15/05 .............................       1,401,861
                                                                      ----------
                                                                       8,631,497
                                                                      ----------

                U. S. GOVERNMENT AGENCIES (4.1%)
190,000         Federal National Mortgage Association
                    5.250% Due 1/15/09 .........................         173,554
290,000         Federal National Mortgage Association
                    5.625% Due 5/14/04 .........................         281,027
515,000         Federal National Mortgage Association
                    5.750% Due 2/15/08 .........................         492,386
400,000        Federal National Mortgage Association
                    6.500% Due 4/29/09 .........................         386,812
                                                                      ----------
                                                                       1,333,779
                                                                      ----------

                TOTAL U.S. GOVERNMENT OBLIGATIONS & AGENCY NOTES
                    (Cost $10,153,509) .........................      10,033,333
                                                                     -----------

                CORPORATE DEBENTURES (33.6%)
                BANKS (1.8%)
600,000         Dresdner Funding Trust 144A (B)
                    8.151% Due 6/30/31 .........................         574,726
                                                                     -----------

                CONSUMER NON CYCLICALS (0.7%)
230,000         McKesson Corp. 6.600% Due 3/1/00 ...............         230,927
                                                                     -----------

                FINANCE (21.7%)
 70,000         Associates Corp. NA 7.520% Due 3/1/00 ..........          70,772
400,000         Associates Corp. NA  6.500% Due 10/15/02 .......         401,624
235,000         Bear Stearns Companies Inc. 6.500% Due 7/5/00 ..         235,529
205,000         Beneficial Corp. 8.170% Due 11/9/99 ............         206,755
160,000         Beneficial Corp. 6.250% Due 2/18/03 ............         157,722
510,000         Commercial Credit 8.250% Due 11/1/01 ...........         531,537
400,000         Fidelity Investments 144A 7.570% Due 6/15/29 (B)         398,234
225,000         First Union Corp. 6.600% Due 6/15/00 ...........         226,249
 50,000         Ford Motor Credit 6.125% Due 1/9/06 ............          48,055
520,000         Ford Motor Credit 6.570% Due 3/19/01 ...........         522,491
200,000         G.E. Capital Corp. 8.750% Due 5/21/07 ..........         226,764
450,000         General Motors Acceptance Corp.
                    5.750% Due 11/10/03 ........................         435,393
480,000         MBNA Master Credit Card Trust 6.450% Due 2/15/08         478,800
285,000         Merrill Lynch & Co. 5.870% Due 11/15/01 ........         282,495
275,000         Merrill Lynch & Co. 6.620% Due 6/13/00 .........         276,727
500,000         Merrill Lynch & Co. 6.875% Due 11/15/18 ........         468,287
400,000         Morgan Stanley Dean Witter 6.090% Due 3/9/11 ...         398,416
550,000         Norwest Financial Inc. 5.375% Due 9/30/03 ......         527,824
215,000         Salomon Inc. 6.700% Due 7/5/00 .................         216,423
860,000         Salomon Inc. 7.300% Due 5/15/02 ................         880,442
120,000         USL Capital Corp.6.500% Due 12/1/03 ............         119,124
                                                                     -----------
                                                                       7,109,663
                                                                     -----------

                INDUSTRIAl (8.7%)
600,000         AT & T Corp. 6.500% Due 3/15/29 ................         541,464
500,000         Dillards Inc. 6.310% Due 8/1/02 ................         495,520
 90,000         du Pont E I de Nemours & Co. 8.750% Due 1/12/01           93,463
500,000         Embotelladora Andina SA 7.875% Due 10/1/2097 ...         378,580
450,000         Enersis SA 7.400% Due 12/1/16 ..................         386,716
525,000         Laidlaw Inc. 7.650% 5/15/06 ....................         511,408
450,000         Murphy Oil Corp. 7.050% Due 5/1/29 .............         424,085
                                                                     -----------
                                                                       2,831,236
                                                                     -----------

                REAL ESTATE INVESTMENT TRUST (REIT) (0.7%)
235,000         Carramerica Realty Corp. 6.625% Due 10/1/00 ....         233,325
                                                                     -----------

                TOTAL CORPORATE DEBENTURES
                    (Cost $11,192,244) .........................      10,979,877
                                                                     -----------



Page 12


                       See notes to financial statements


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT JUNE 30, 1999 - (UNAUDITED)

PRINCIPAL
AMOUNT                             SECURITY                               VALUE
---------                          --------                               -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)

                DISCOUNT NOTES (7.7%)
$2,540,000      Federal National Mortgage Association
                    0.000% Due 7/20/99
                    (Cost $2,533,485) ..........................      $2,533,485
                                                                     -----------

                TOTAL INVESTMENTS (105.1%)
                    (Cost $32,924,744) .........................      34,385,390

                LIABILITIES IN EXCESS OF OTHER ASSETS (-5.1%) ..      (1,669,618)
                                                                     -----------

                TOTAL NET ASSETS (100%) ........................     $32,715,772
                                                                     ===========


+  Non-income producing security.
(A)SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers.

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 1999 - (UNAUDITED)


                                                            LONG-        MEDIUM-        SHORT-
                                                             TERM         TERM           TERM
                                                          RETIREMENT   RETIREMENT      RETIREMENT
                                                          ----------   ----------      ----------

     ASSETS
Investments at value # .............................   $  9,598,512    $ 18,303,519    $ 34,385,390
Cash ...............................................        132,788         225,817         527,638
Receivable for securities sold .....................              0         406,950       1,251,800
Receivable for Fund shares sold ....................          2,569           2,200             272
Receivable from Adviser ............................          3,426               0               0
Dividends and interest receivable ..................         22,317          69,594         259,207
Deferred organizational costs and prepaid expenses .         15,337          15,745          15,939
                                                       ------------    ------------    ------------
                                                          9,774,949      19,023,825      36,440,246
                                                       ------------    ------------    ------------

     LIABILITIES
Payable for Management Fees - (Note 5) .............              0           4,799          19,957
Payable for investment securities purchased ........        156,548       1,162,545       3,664,299
Accrued distribution fees payable (Adviser Shares) .          4,326           8,604          10,029
Accrued service fees payable (Institutional Shares)             414             823           2,828
Other accrued expenses .............................         23,238          21,122          27,361
                                                       ------------    ------------    ------------
                                                            184,526       1,197,893       3,724,474
                                                       ------------    ------------    ------------
                NET ASSETS .........................   $  9,590,423    $ 17,825,932    $ 32,715,772
                                                       ============    ============    ============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest (par $0.001) .........   $        997    $      1,802    $      3,060
Paid-in surplus ....................................      7,840,866      15,308,749      29,744,385
Accumulated undistributed net investment income ....         49,238         183,901         538,802
Undistributed realized gains on investments ........        602,370         681,298         968,879
Net unrealized appreciation on investments .........      1,096,952       1,650,182       1,460,646
                                                       ------------    ------------    ------------
                NET ASSETS .........................   $  9,590,423    $ 17,825,932    $ 32,715,772
                                                       ============    ============    ============

NET ASSET VALUE AND REDEMPTION PRICE
        PER SHARE:
        ADVISER SHARES:
Net Assets .........................................   $  7,716,285    $ 15,195,330    $ 15,860,362
Shares of beneficial interest issued and outstanding        804,773       1,530,498       1,488,128
                                                       ------------    ------------    ------------
Net asset value per share ..........................   $       9.59    $       9.93    $      10.66
                                                       ============    ============    ============

        INSTITUTIONAL SHARES:
Net Assets .........................................   $  1,874,138    $  2,630,602    $ 16,855,410
Shares of beneficial interest issued and outstanding        192,210         271,435       1,571,467
                                                       ------------    ------------    ------------
Net asset value per share ..........................   $       9.75    $       9.69    $      10.73
                                                       ============    ============    ============

# Investments at cost ..............................      8,501,560      16,653,337      32,924,744

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation .........................      1,394,167       2,061,106       1,969,810
        Gross depreciation .........................       (297,215)       (410,924)       (509,164)
                                                       ------------    ------------    ------------
NET UNREALIZED APPRECIATION ........................      1,096,952       1,650,182       1,460,646
                                                       ============    ============    ============

* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.


Page 14                  See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1999 - (UNAUDITED)


                                                           LONG-TERM   MEDIUM-TERM    SHORT-TERM
                                                          RETIREMENT    RETIREMENT    RETIREMENT
                                                          ----------    ----------    ----------

INVESTMENT INCOME:
Dividends ..............................................   $  43,924    $  62,920    $  80,133
Interest ...............................................      64,397      220,303      675,124
                                                           ---------    ---------    ---------
                                                             108,321      283,223      755,257
                                                           ---------    ---------    ---------
EXPENSES:
Investment advisory fees - (Note 5) ....................      34,440       64,029      124,924
Fund accounting fees ...................................      21,120       23,810       24,808
Registration fees and expenses .........................       8,469        8,007       11,475
Professional fees ......................................      13,537       13,495       18,712
Transfer agent fees and expenses
        (Adviser Class) ................................      12,182       12,089       12,484
Transfer agent fees and expenses
        (Institutional Class) ..........................      12,384       12,249       12,611
Distribution fees (Adviser Shares) - (Note 5) ..........      18,682       36,724       42,101
Custodian fees and expenses ............................       5,886        4,203        7,678
Amortization of organization costs .....................       4,708        4,701        4,701
Shareholders' reports ..................................          42          770        1,570
Trustees' fees and expenses ............................       3,720        3,805        3,841
Administration fees - (Note 5) .........................       4,133        7,684       14,990
Service fees (Institutional Shares) - (Note 5) .........         326          601       17,020
Other expenses .........................................       1,521        1,563        2,413
                                                           ---------    ---------    ---------
TOTAL EXPENSES .........................................     141,150      193,730      299,328
Less fees waived by Adviser and
        Administrator - (Note 5) .......................     (38,574)     (46,739)     (28,885)
Less expenses reimbursed
        by adviser - (Note 5) ..........................     (23,829)           0            0
Less expenses paid indirectly  - (Note 7) ..............      (2,341)      (2,929)      (3,028)
                                                           ---------    ---------    ---------
NET EXPENSES ...........................................      76,406      144,062      267,415
                                                           ---------    ---------    ---------
NET INVESTMENT INCOME ..................................      31,915      139,161      487,842
                                                           ---------    ---------    ---------

REALIZED AND UNREALIZED GAIN ON
        INVESTMENTS
        Net realized gain on investments ...............     574,821      604,427      918,373
        Change in unrealized appreciation on investments     (96,149)    (272,925)    (832,438)
                                                           ---------    ---------    ---------

NET GAIN ON INVESTMENTS ................................     478,672      331,502       85,935
                                                           ---------    ---------    ---------

NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ................................   $ 510,587    $ 470,663    $ 573,777
                                                           =========    =========    =========



                        See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS


                                                    LONG-TERM                 MEDIUM-TERM                   SHORT-TERM
                                                    RETIREMENT                RETIREMENT                    RETIREMENT

                                                  SIX                         SIX                         SIX
                                                 MONTHS        YEAR          MONTHS        YEAR          MONTHS            YEAR
                                                 ENDED         ENDED         ENDED        ENDED          ENDED            ENDED
                                                6/30/99*     12/31/98       6/30/99*    12/31/98        6/30/99*        12/31/98

OPERATIONS:
Net investment income ......................$    31,915    $    93,857    $   139,161    $   303,595    $   487,842    $    881,606
Net realized gain
        on investments and futures .........    574,821         75,545        604,427        764,785        918,373         675,315
Change in unrealized
        appreciation/(depreciation) on
         investments and futures ...........    (96,149)       874,375       (272,925)     1,147,490       (832,438)      1,647,460
                                            -----------    -----------    -----------    -----------    -----------     -----------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ..........    510,587      1,043,777        470,663      2,215,870        573,777       3,204,381
                                            -----------    -----------    -----------    -----------    -----------     -----------

DIVIDENDS TO SHAREHOLDERS
     FROM NET INVESTMENT INCOME:
        Adviser Shares .....................          0        (54,368)             0       (212,159)             0        (403,730)
        Institutional Shares ...............          0        (16,152)             0        (40,769)             0        (438,476)
                                            -----------    -----------    -----------    -----------    -----------     -----------
TOTAL DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME ..................          0        (70,520)             0       (252,928)             0        (842,206)
                                            -----------    -----------    -----------    -----------    -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS
     FROM NET REALIZED GAINS:
        Adviser Shares .....................          0        (38,834)             0       (594,045)             0        (341,618)
        Institutional Shares ...............          0         (8,974)             0        (95,128)             0        (321,549)
                                            -----------    -----------    -----------    -----------    -----------     -----------
TOTAL DISTRIBUTIONS FROM NET
        REALIZED GAINS .....................          0        (47,808)             0       (689,173)             0        (663,167)
                                            -----------    -----------    -----------    -----------    -----------     -----------

TRANSACTIONS IN SHARES OF
     BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ........................  1,969,070      5,150,936      2,477,903      5,725,284      3,816,345      24,857,758
        Shares issued in reinvestment
          of dividends and distributions ...          0        118,328              0        942,101              0       1,505,372
        Shares redeemed .................... (1,727,046)    (2,639,065)    (2,015,575)    (4,700,383)    (4,939,080)    (10,406,723)
                                            -----------    -----------    -----------    -----------    -----------     -----------
NET INCREASE/(DECREASE) FROM
        CAPITAL SHARE TRANSACTIONS .........    242,024      2,630,199        462,328      1,967,002     (1,122,735)     15,956,407
                                            -----------    -----------    -----------    -----------    -----------     -----------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ....    752,611      3,555,648        932,991      3,240,771       (548,958)     17,655,415

NET ASSETS:.................................    752,611      3,555,648        932,991      3,240,771       (548,958)     17,655,415
Beginning of period ........................  8,837,812      5,282,164     16,892,941     13,652,170     33,264,730      15,609,315
                                            -----------    -----------    -----------    -----------    -----------     -----------
End of period period + .....................$ 9,590,423    $ 8,837,812    $17,825,932    $16,892,941    $32,715,772    $ 33,264,730
                                            ===========    ===========    ===========    ===========    ===========

+ Includes undistributed
  net investment income ....................$    49,238    $    17,323    $   183,901    $    44,740    $   538,802    $     50,960
                                            ===========    ===========    ===========    ===========    ===========    ============




* Unaudited





Page 16                  See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

1. GENERAL

         The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund") and Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), are separate funds of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified. The accompanying financial statements and notes relate to the Long-Term Fund, Medium-Term Fund and Short-Term Fund only (collectively the "Funds").

         The Trust offers two classes of shares: Adviser Class Shares and Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.

         Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

         The Funds first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

PORTFOLIO VALUATION
-------------------
         COMMON STOCK - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

         BONDS - Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchange or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

         MONEY MARKET SECURITIES - Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.

         FOREIGN SECURITIES - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

         Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include future political, economic and currency exchange developments including restrictions and changes in foreign law.

TOMORROW FUNDS RETIREMENT TRUST

SECURITY TRANSACTIONS AND INVESTMENT INCOME
-------------------------------------------
         Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the identification method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis. During the six months ended June 30, 1999, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

FEDERAL INCOME TAXES
--------------------
         Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal tax or excise tax provisions are required. The federal income tax basis of investments approximates cost.

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------
         DIVIDENDS FROM NET INVESTMENT INCOME - Dividends from net investment income are declared and paid annually when available for each Fund and are recorded on ex-dividend date.

         DISTRIBUTIONS FROM CAPITAL GAINS - Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

         The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

USE OF ESTIMATES
----------------
         Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. ORGANIZATIONAL EXPENSES

         Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds in the amount of approximately $141,000 ($47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. EXPENSES

         The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

TOMORROW FUNDS RETIREMENT TRUST

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. For the six months ended June 30, 1999, WPG voluntarily agreed not to impose its entire advisory fee applicable to the Long-Term Fund, and waived $46,739, and $28,885 from the Medium-Term Fund and Short-Term Fund, respectively.

         WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.50% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

         The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its entire administration services fee applicable to the Funds for the six months ended June 30, 1999.

         The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the six months ended June 30, 1999 payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $18,682, 36,724 and $42,101, respectively. Of these amounts, WPG earned $8,687, $17,195 and $19,948, respectively.

         The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan ( the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid monthly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares.

6. SECURITIES TRANSACTIONS

         Sale proceeds, cost of securities sold and purchased, (other than short term investments and options written), total commissions and commissions received by WPG on such transactions for the six months ended June 30, 1999 were as follows:
                           PROCEEDS        COST OF                  COMMISSION
                         OF SECURITIES    SECURITIES       TOTAL     RECEIVED
                             SOLD         PURCHASED      COMMISSIONS  BY WPG
                             ----         ---------      -----------  ------

Long-Term                $ 5,123,086     $ 5,830,773       $5,779      $4,894
Medium-Term               17,495,570      18,384,849        7,785       6,367
Short-Term                48,432,439      50,585,101        9,827       7,399

TOMORROW FUNDS RETIREMENT TRUST

7. CUSTODIAN FEES

Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset for the six months ended June 30, 1999 were as follows:

                         CUSTODIAN FEE   OFFSET CREDIT
                         -------------   -------------
Long-Term                  $5,886           $2,341
Medium-Term                 4,203            2,929
Short-Term                  7,678            3,028




         The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian

8. CAPITAL SHARE TRANSACTIONS

         Transaction in shares of the Funds are summarized below:


LONG-TERM
                                            SIX MONTHS ENDED
                                              JUNE 30, 1999               YEAR ENDED
                                               (UNAUDITED)            DECEMBER 31, 1998
                                               -----------            -----------------
                                          SHARES       AMOUNT          SHARES       AMOUNT
                                          ------       ------          ------       ------

ADVISER CLASS SHARES
Sold .............................       177,956    $ 1,602,754        499,807    $ 4,212,181
Reinvested from dividends
        and distributions ........          --             --           10,519         93,202
Redeemed .........................      (158,677)    (1,448,504)      (250,398)    (2,085,866)
                                        --------    -----------       --------    -----------
Net increase - Adviser Class .....        19,279    $   154,250        259,928    $ 2,219,517
                                        --------    -----------       --------    -----------

Institutional Class Shares
Sold .............................        39,954        366,347        110,457    $   938,755
Reinvested from dividends
        and distributions ........          --             --            2,795         25,126
Redeemed .........................       (30,465)      (278,542)       (65,357)      (553,199)
                                        --------    -----------       --------    -----------
Net increase - Institutional Class         9,489    $    87,805         47,895    $   410,682
                                        --------    -----------       --------    -----------

Net increase in Fund .............        28,768    $   242,055        307,823    $ 2,630,199
                                        --------    -----------       --------    -----------


TOMORROW FUNDS RETIREMENT TRUST

MEDIUM-TERM

                                                           SIX MONTHS ENDED
                                                            JUNE 30, 1999               YEAR ENDED
                                                             (UNAUDITED)            DECEMBER 31, 1998
                                                             -----------            -----------------
                                                        SHARES       AMOUNT          SHARES       AMOUNT
                                                        ------       ------          ------       ------
Adviser Class Shares
Sold .........................................        186,574    $  1,761,685         487,640    $  4,563,226
Reinvested from dividends
        and distributions ....................           --              --            84,863         806,203
Redeemed .....................................       (166,416)     (1,583,307)       (415,935)     (3,903,770)
                                                     --------    ------------        --------    ------------
Net increase - Adviser Class .................         20,158    $    178,378         156,568    $  1,465,659
                                                     --------    ------------        --------    ------------

Institutional Class Shares
Sold .........................................         76,877    $    716,218         121,042    $  1,162,058
Reinvested from dividends
        and distributions ....................           --              --            14,692         135,897
Redeemed .....................................        (46,861)       (432,268)        (87,303)       (796,612)
                                                     --------    ------------        --------    ------------
Net increase - Institutional Class ...........         30,016    $    283,950          48,431    $    501,343
                                                     --------    ------------        --------    ------------
Net increase in Fund                                   50,174    $    462,328         204,999    $  1,967,002
                                                     --------    ------------        --------    ------------




SHORT-TERM

                                                          SIX MONTHS ENDED
                                                           JUNE 30, 1999               YEAR ENDED
                                                            (UNAUDITED)            DECEMBER 31, 1998
                                                            -----------            -----------------
                                                       SHARES       AMOUNT          SHARES       AMOUNT
Adviser Class Shares                                   ------       ------          ------       ------
Sold .........................................        162,299    $  1,704,127         823,411    $  8,407,160
Reinvested from dividends
        and distributions ....................           --              --            71,806         745,348
Redeemed .....................................       (310,361)     (3,276,607)       (668,780)     (6,895,655)
                                                    ---------    ------------       ---------    ------------
Net increase/(decrease)
         - Adviser Class .....................       (148,062)   ($ 1,572,480)        226,437    $  2,256,853
                                                    ---------    ------------       ---------    ------------

Institutional Class Shares
Sold .........................................        239,155    $  2,112,218       1,607,353    $ 16,450,598
Reinvested from dividends
        and distributions ....................           --              --            72,869         760,024
Redeemed .....................................       (196,409)     (1,662,576)       (337,168)     (3,511,068)
                                                    ---------    ------------       ---------    ------------
Net increase - Institutional .................         42,746    $    449,642       1,343,054    $ 13,699,554
                                                    ---------    ------------       ---------    ------------

Net increase/(decrease) in Fund ..............       (105,316)   ($ 1,122,838)      1,569,491    $ 15,956,407
                                                    ---------    ------------       ---------    ------------

                                                                         Page 21

TOMORROW FUNDS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

$ PER SHARE



                                                            NET
                                             NET         REALIZED TOTAL DIVID- DISTRI-
                                            ASSET        AND     INCOME ENDS   BUTIONS
                                            VALUE NET    UNREAL- FROM   NET    FROM
                                            AT    INVEST IZED    INVEST-INVEST-CAPITAL
                                            BEGIN- MEMT  GAINS   MENT   MENT   GAINS     TOTAL
                                            NING  INCOME SECUR-  OPERA- INCOME           DISTRI-
                                            OF           ITIES   TIONS                   TIONS
                                            PERIOD
                                         --------------------------------------------------------
LONG-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
   through December 31, 1996             $    6.50   0.04   0.55   0.59  (0.06)  (0.05)  (0.11)
For the year ended December 31, 1997          6.98   0.09   1.62   1.71  (0.08)  (0.63)  (0.71)
For the year ended December 31, 1998          7.98   0.10   1.14   1.24  (0.07)  (0.05)  (0.12)
For the six months ended June 30, 1999        9.10   0.03   0.46   0.49   0.00    0.00    0.00

INSTITUTIONAL SHARES
For the period April 2, 1996*
   through December 31, 1996                  6.51   0.04   0.55   0.59   0.00   (0.05)  (0.05)
For the year ended December 31, 1997          7.05   0.06   1.69   1.75  (0.10)  (0.63)  (0.73)
For the year ended December 31, 1998          8.07   0.13   1.17   1.30  (0.09)  (0.05)  (0.14)
For the six months ended June 30, 1999        9.23   0.05   0.47   0.52   0.00    0.00    0.00

MEDIUM-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
   through December 31, 1996                  7.50   0.04   0.63   0.67  (0.03)  (0.07)  (0.10)
For the year ended December 31, 1997          8.07   0.13   1.40   1.53  (0.13)  (0.62)  (0.75)
For the year ended December 31, 1998          8.85   0.18   1.22   1.40  (0.15)  (0.42)  (0.57)
For the six months ended June 30, 1999        9.68   0.07   0.18   0.25   0.00    0.00    0.00

INSTITUTIONAL SHARES
For the period April 2, 1996*
   through December 31, 1996                  7.53   0.10   0.55   0.65  (0.25)  (0.07)  (0.32)
For the year ended December 31, 1997          7.86   0.24   1.29   1.53  (0.15)  (0.61)  (0.76)
For the year ended December 31, 1998          8.63   0.22   1.18   1.40  (0.18)  (0.42)  (0.60)
For the six months ended June 30, 1999        9.43   0.09   0.17   0.26   0.00    0.00    0.00

SHORT-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
   through December 31, 1996                  8.50   0.06   0.72   0.78  (0.06)  (0.06)  (0.12)
For the year ended December 31, 1997          9.16   0.22   1.47   1.69  (0.20)  (0.87)  (1.07)
For the year ended December 31, 1998          9.78   0.30   0.89   1.19  (0.26)  (0.22)  (0.48)
For the six months ended June 30, 1999       10.49   0.16   0.01   0.17   0.00    0.00    0.00

INSTITUTIONAL SHARES
For the period April 2, 1996*
   through December 31, 1996                  8.51   0.00   0.70   0.70   0.00    0.00    0.00
For the year ended December 31, 1997          9.21   0.17   1.55   1.72  (0.24)  (0.87)  (1.11)
For the year ended December 31, 1998          9.82   0.34   0.90   1.24  (0.30)  (0.22)  (0.52)
For the six months ended June 30, 1999       10.54   0.16   0.03   0.19   0.00    0.00    0.00





                                                                                                     RATIOS


                                                                                                    RATIO INFORMATION
                                                                                                     ASSUMING NO FEE WAIVERS,
                                                                                                        REIMBURSEMENTS OR
                                                                                                          CUSTODY FEE
                                                                                                    EARNINGS CREDIT RECEIVED
                                                                                RATIO OF
                                                                                NET                           NET
                                           NET                        RATIO OF  INVEST-                       INVEST-
                                           ASSET                      EXPENSES  MENT                RATIO OF  MENT
                                           VALUE                      TO        INCOME              EXPENSES  INCOME
                                           AT                NET      AVERAGE   TO                  TO        TO
                                           END OF  TOTAL    ASSETS    NET       AVERAGE  PORTFOLIO  AVERAGE   AVERAGE
                                           PERIOD  RETURN   (000'S)   ASSETS    NET      TURNOVER   NET       NET
                                                                                ASSETS   RATE       ASSETS    ASSETS

                                         ------------------------------------------------------------------------------------
LONG-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
   through December 31, 1996             $    6.98    9.08%  $   978      1.75%+   1.63%+    25.09%   45.36%+   -41.98%+
For the year ended December 31, 1997          7.98   24.50     4,194      1.75     1.30      66.64     5.61      -2.56
For the year ended December 31, 1998          9.10   15.58     7,150      1.75     1.17      60.96     3.25      -0.33
For the six months ended June 30, 1999        9.59    5.38     7,716      1.75 +   0.61 +    58.87 +   2.90 +    -0.54 +


INSTITUTIONAL SHARES
For the period April 2, 1996*
   through December 31, 1996                  7.05    9.03       282      1.50 +   1.97 +    25.09    40.49 +   -37.02 +
For the year ended December 31, 1997          8.07   24.84     1,088      1.45     1.67      66.64     7.52      -4.40
For the year ended December 31, 1998          9.23   16.16     1,687      1.27     1.64      60.96     4.09      -1.18
For the six months ended June 30, 1999        9.75    5.63     1,874      1.27 +   1.07 +    58.87 +   3.56 +    -1.20 +


MEDIUM-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
   through December 31, 1996                  8.07    8.89     3,416      1.75 +   1.73 +    22.56    15.88 +   -12.40 +
For the year ended December 31, 1997          8.85   18.96    11,987      1.75     1.80      90.67     2.92       0.63
For the year ended December 31, 1998          9.68   15.94    14,617      1.75     1.89     155.74     2.23       1.41
For the six months ended June 30, 1999        9.93    2.58    15,195      1.75 +   1.57 +   107.37 +   2.18 +     1.14 +


INSTITUTIONAL SHARES
For the period April 2, 1996*
   through December 31, 1996                  7.86    8.54       265      1.50 +   1.96 +    22.56    20.86 +   -17.40 +
For the year ended December 31, 1997          8.63   19.48     1,165      1.39     2.33      90.67     4.41      -0.69
For the year ended December 31, 1998          9.43   16.36     2,276      1.28     2.38     155.74     2.79       0.87
For the six months ended June 30, 1999        9.69    2.76     2,631      1.30 +   2.03 +   107.37 +   2.58 +     0.74 +


SHORT-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
   through December 31, 1996                  9.16    8.54     4,459      1.75 +   2.08 +    14.16    15.68 +   -11.85 +
For the year ended December 31, 1997          9.78   18.46    13,786      1.75     2.41     145.44     2.65       1.51
For the year ended December 31, 1998         10.49   12.22    17,157      1.75     3.00     263.77     1.96       2.79
For the six months ended June 30, 1999       10.66    1.62    15,860      1.75 +   2.78 +   146.81 +   1.92 +     2.79 +


INSTITUTIONAL SHARES
For the period April 2, 1996*
   through December 31, 1996                  9.21    8.23       304      1.50 +   2.31 +    14.16    19.10 +   -15.29 +
For the year ended December 31, 1997          9.82   18.69     1,823      1.44     2.87     145.44     4.01       0.30
For the year ended December 31, 1998         10.54   12.68    16,108      1.45     3.31     263.77     1.64       3.12
For the six months ended June 30, 1999       10.73    1.80    16,855     1.45 +    3.08 +   146.81 +   1.63 +     3.12 +



+  Annualized
*  Commencement of operations.

                       See notes to financial statements

                                 TomorrowFunds
                        -------------------------------
                         R E T I R E M E N T T R U S T

                         A Lifecycle Retirement Program
                    ---------------------------------------
                     ONE NEW YORK PLAZA, NEW YORK, NY 10004
                                 (800) 223-3332


INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.
Lawrence J. Israel
Graham E. Jones


OFFICERS
Roger J. Weiss
  Chairman of the Board, President and Trustee
Ronald M. Hoffner
  Executive Vice President and Treasurer
Daniel Cardell
  Vice President
Joseph J. Reardon
  Vice President and Secretary
Daniel S. Vandivort
  Vice President
Steven M. Pires
  Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westboro, MA  01581-5120

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109















This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.